Financial Instruments - Schedule of Adjusted to Equity and Other Investments with Readily Determinable Fair Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity Securities Adjustments [Roll Forward]
Balance, beginning of the year	$ 3,206,288
Balance, end of the year	647,968	$ 3,206,288
Equity Securities With Readily Determinable Fair Value
Equity Securities Adjustments [Roll Forward]
Balance, beginning of the year	3,206,288	0
Investments received not tied to services	105,268	0
Investments received as non-cash consideration in exchange for services	29,577	0
Purchases of equity and other investments	67	40
Sale of equity and other investments	(3,082)	0
Net unrealized (losses) gains	(2,690,150)	2,855,718
Transfers from measurement alternative	0	350,530
Balance, end of the year	647,968	3,206,288
Equity Securities Without Readily Determinable Fair Value
Equity Securities Adjustments [Roll Forward]
Investments received as non-cash consideration in exchange for services	243,624	268,058
Purchases of equity and other investments	598,585	450,193
Sale of equity and other investments	(13,480)	0
Net unrealized (losses) gains	20,143	36,926
Transfers from measurement alternative	$ 0	$ (350,530)